Offerings - Offering: 1	Apr. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, 2017 Equity Incentive Plan
Amount Registered | shares	84,532,276
Proposed Maximum Offering Price per Unit	7.73
Maximum Aggregate Offering Price	$ 653,434,493.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 100,040.83
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Class A common stock of Snap Inc. (the “Registrant”) that become issuable under the 2017 Equity Incentive Plan (the “2017 Plan”) set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.

(2)
Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $7.725, the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on April 30, 2025.

(3)
Represents 84,532,276 additional shares of Class A common stock that were
automatically added to the shares authorized for issuance under the 2017 Plan on January 1, 2025 pursuant to an annual “evergreen” increase provision contained in the 2017 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2017 Plan will automatically increase on the first day of each calendar year, starting on January 1, 2018 and continuing through January 1, 2027, by the lesser of (a) 5.0% of the total number of shares of the Registrant’s capital stock outstanding on December 31st of the immediately preceding calendar year and (b) a number of shares determined by the Registrant’s board of directors.